RELATED PARTY TRANSACTIONS - Schedule of Balances with Related Party (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Employees and payroll accruals	$ 5,703	$ 5,190
Related Party
Related Party Transaction [Line Items]
Employees and payroll accruals	$ 50	$ 64